CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 97.9%
Banks: 2.4%
225,000	First Republic Bank	$31,698,000

Biotechnology: 4.3%
250,000	Horizon Therapeutics PLC [1]	27,430,000
265,000	Neurocrine Biosciences, Inc. [1]	29,396,450
		56,826,450
Building Products: 2.5%
625,000	Masco Corp.	33,250,000

Capital Markets: 2.4%
275,000	Raymond James Financial, Inc.	31,011,750

Commercial Services & Supplies: 2.4%
475,094	Copart, Inc. [1]	31,646,011

Communications Equipment: 2.2%
550,000	Ciena Corp. [1]	28,611,000

Construction & Engineering: 2.6%
225,000	EMCOR Group, Inc.	33,356,250

Containers & Packaging: 2.5%
175,000	Avery Dennison Corp.	33,152,000

Distributors: 2.7%
90,000	Pool Corp.	34,704,900

Electronic Equipment, Instruments & Components: 7.3%
175,000	Keysight Technologies, Inc. [1]	31,386,250
75,000	Teledyne Technologies, Inc. [1]	31,819,500
550,000	Trimble, Inc. [1]	31,933,000
		95,138,750

Entertainment: 1.7%
200,014	Take-Two Interactive Software, Inc. [1]	22,647,585

Equity Real Estate Investment Trusts: 2.4%
200,000	Sun Communities, Inc.	31,372,000

Food Products: 2.0%
350,000	McCormick & Company, Inc. [2]	26,292,000

Health Care Equipment & Supplies: 7.8%
95,010	The Cooper Companies, Inc.	33,151,839
150,000	ResMed, Inc.	34,255,500
165,000	STERIS PLC	34,074,150
		101,481,489
Hotels, Restaurants & Leisure: 2.6%
275,000	Choice Hotels International, Inc.	33,794,750

Household Products: 2.2%
350,000	Church & Dwight Co., Inc.	28,301,000

IT Services: 2.5%
375,000	Akamai Technologies, Inc. [1]	33,356,250

Life Sciences Tools & Services: 7.4%
135,000	Charles River Laboratories International, Inc. [1]	32,838,750
20,000	Mettler-Toledo International, Inc. [1]	30,658,400
125,000	West Pharmaceutical Services, Inc.	33,200,000
		96,697,150
Machinery: 2.4%
130,000	IDEX Corp.	31,158,400

Professional Services: 2.1%
295,000	Booz Allen Hamilton Holding Corp.	27,918,800

Road & Rail: 2.6%
125,000	Saia, Inc. [1]	34,097,500

Semiconductors & Semiconductor Equipment: 10.3%
375,000	Diodes, Inc. [1]	33,446,250
400,000	Entegris, Inc.	32,284,000
80,000	Monolithic Power Systems, Inc.	34,124,800
315,027	Skyworks Solutions, Inc.	34,549,012
		134,404,062
Software: 7.1%
90,023	Paycom Software, Inc. [1]	29,162,051
281,451	Qualys, Inc. [1]	32,468,187
225,000	SPS Commerce, Inc. [1]	30,618,000
		92,248,238
Specialty Retail: 10.9%
175,000	Asbury Automotive Group, Inc. [1]	38,500,000
375,000	Floor & Decor Holdings, Inc. - Class A [1]	34,038,750
70,000	Ulta Beauty, Inc. [1]	35,977,200
250,000	Williams-Sonoma, Inc.	33,735,000
		142,250,950
Textiles, Apparel & Luxury Goods: 2.6%
80,000	Deckers Outdoor Corp. [1]	34,198,400

TOTAL COMMON STOCKS
(Cost $894,704,919)		1,279,613,685

SHORT-TERM INVESTMENTS: 3.1%
Money Market Funds: 3.1%
40,916,544	First American Treasury Obligations Fund - Institutional Class, 4.240% [3]	40,916,543
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,916,544)		40,916,543

TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $935,621,462)		1,320,530,228
Liabilities in Excess of Other Assets: (1.0)%		(12,778,458)
TOTAL NET ASSETS: 100.0%		$1,307,751,770

[1]	Non-income producing security.
[2]	Non-voting shares.
[3]	Annualized seven-day effective yield as of January 31, 2023.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,279,613,685	$-	$-	$1,279,613,685
Short-Term Investments	40,916,543	-	-	40,916,543
Total Investments in Securities	$1,320,530,228	$-	$-	$1,320,530,228